Equity Incentive Plan - Schedule of Stock Options (Details) - $ / shares		6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2024
Schedule of Stock Options [Abstract]
Options outstanding, shares ending balance	2,032,521	1,861,806	2,032,521
Options outstanding, Weighted-average exercise price	$ 0.009	$ 0.009	$ 0.009
Options outstanding, Weighted-average remaining contractual life ending balance	6 years 2 months 19 days	6 years 1 month 20 days
Vested, shares		1,773,963
Vested, Weighted-average exercise price		$ 0.007
Vested, Weighted-average remaining contractual life		6 years 4 months 9 days
Options granted, shares			86,700
Options granted, Weighted-average exercise price			$ 0.7
Options granted, Weighted-average remaining contractual life
Options exercised, shares
Options exercised, Weighted-average exercise price
Options exercised, Weighted-average remaining contractual life
Options cancelled, shares		(170,715)
Options cancelled, Weighted-average exercise price		$ 0.014
Options cancelled, Weighted-average remaining contractual life